Schedule I - Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2017
Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I - Summary of Investments Other-Than-Investments in Related Parties
Schedule I — Summary of Investments
Other-Than-Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in balance sheet
	(in millions)
Fixed maturity securities:
United States Government and government agencies and authorities	$3.1	$3.2	$3.2
States, municipalities and political subdivisions	4.7	5.6	5.6
Foreign governments	8.4	10.5	10.5
Asset-backed	28.7	29.0	29.0
Commercial mortgage-backed	3.5	3.3	3.3
Residential mortgage-backed	39.6	41.7	41.7
U.S. corporate	588.6	742.1	742.1
Foreign corporate	126.3	157.9	157.9
Total fixed maturity securities	802.9	993.3	993.3
Equity securities:
Common stocks	0.1	0.6	0.6
Non-redeemable preferred stocks	73.9	85.8	85.8
Total equity securities	74.0	86.4	86.4
Commercial mortgage loans on real estate, at amortized cost	78.7	82.7	78.7
Policy loans	6.7	6.7	6.7
Other investments	39.7	39.7	39.7
Total investments	$1,002.0	$1,208.8	$1,204.8